Premises and Equipment - Summary of Premises and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Premises and equipment, gross		$ 79,596	$ 80,833
Accumulated depreciation		(42,981)	(42,157)
Premises and equipment, net	37,240	36,615	38,676
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross		6,193	6,490
Premises [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross		42,320	43,434
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross		25,139	24,944
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross		$ 5,944	$ 5,965